CAPITAL STOCK - Additional Information, Employee Stock Purchase Plan (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Weighted average exercise price (USD per share)	$ 95.18	$ 79.72	$ 70.66
Aggregate intrinsic value	$ 33.7	$ 72.0	$ 69.1
Stock-based compensation expense	$ 57.1	$ 66.4	$ 89.7
Employee Stock Purchase Plans
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee stock purchase plan, discounted purchase price percentage	85.00%
Weighted average exercise price (USD per share)	$ 77.16
Employee stock purchase plan, shares authorized for subscription	6,000,000
Employee stock purchase plan, shares issued	128,144	172,259	222,123
Employee stock purchase plan, price per share	$ 71.69	$ 58.59	$ 49.15
Aggregate intrinsic value	$ 1.9	$ 3.7	$ 4.7
Cash received related to ESPP purchases	$ 9.2
Expected term	1 year
Dividend yield	2.50%	2.50%	2.40%
Expected volatility	25.00%	28.00%	34.00%
Risk-free interest rate	0.10%
Weighted average fair value of purchase rights granted	$ 17.10	$ 24.07	$ 25.23
Stock-based compensation expense	$ 2.1	$ 4.3	$ 5.5